Restructuring and Related Activities	9 Months Ended
Sep. 30, 2020
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure	Restructuring Charge
During the three and nine months ended September 30, 2020, the Company recognized restructuring charges of $1.4 million. The restructuring charges relate to estimated severance costs resulting from organizational changes to the Company's tanker services and operations, partially related to the sale of the non-US portion of the Company's ship-to-ship support services business in April 2020 (note 15).
As at September 30, 2020 and December 31, 2019, restructuring liabilities of $1.4 million and nil, respectively, were recognized in accrued liabilities on the unaudited consolidated balance sheets.